		•	Pacific Select Fund
June 30, 2004		•	Pacific Select Exec Separate Account of Pacific Life Insurance Company
Semi-Annual Reports
Pacific Select

PACIFIC SELECT FUND

Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-5
Statements of Changes in Net Assets	B-9
Financial Highlights	C-1
Notes to Financial Statements	D-1
Trustees and Officers Information	E-1
Special Meeting of Shareholders	E-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Financial Statements:
Statements of Assets and Liabilities	F-1
Statements of Operations	F-5
Statements of Changes in Net Assets	F-9
Financial Highlights	G-1
Notes to Financial Statements	H-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004 (Unaudited)
(In thousands)

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health		Focused
	Chip	Growth	Research	Duration Bond	TollkeeperSM	Services	Sciences	Technology	30
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Blue Chip Portfolio	$56,998
Aggressive Growth Portfolio		$7,976
Diversified Research Portfolio			$52,724
Short Duration Bond Portfolio				$24,278
I-Net Tollkeeper PortfolioSM					$6,619
Financial Services Portfolio						$6,111
Health Sciences Portfolio							$12,606
Technology Portfolio								$9,982
Focused 30 Portfolio									$7,301
Receivables:
Due from Pacific Life Insurance Company	18	386	903	919	7	12	2	11	3

Total Assets	57,016	8,362	53,627	25,197	6,626	6,123	12,608	9,993	7,304

LIABILITIES
Payables:
Fund shares purchased	18	386	903	919	7	12	2	11	3

Total Liabilities	18	386	903	919	7	12	2	11	3

NET ASSETS	$56,998	$7,976	$52,724	$24,278	$6,619	$6,111	$12,606	$9,982	$7,301

Shares Owned in each Portfolio	7,511	957	4,750	2,470	1,665	596	1,340	2,217	951

Cost of Investments	$54,424	$6,914	$47,330	$24,606	$6,236	$5,433	$11,070	$9,852	$5,997

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2004 (Unaudited)
(In thousands)

	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap	Multi-	Main
	LT	Value	Value	Opportunities	Large-Cap	Index	Index	Strategy	Street® Core
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Growth LT Portfolio	$290,768
Mid-Cap Value Portfolio		$123,442
International Value Portfolio			$182,818
Capital Opportunities Portfolio				$13,363
International Large-Cap Portfolio					$72,848
Equity Index Portfolio						$464,080
Small-Cap Index Portfolio							$284,901
Multi-Strategy Portfolio								$99,264
Main Street® Core Portfolio									$137,895
Receivables:
Due from Pacific Life Insurance Company	—	—	—	1	119	789	75	—	—
Fund shares redeemed	211	278	168	—	—	—	—	1,183	146

Total Assets	290,979	123,720	182,986	13,364	72,967	464,869	284,976	100,447	138,041

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	211	278	168	—	—	—	—	1,183	146
Fund shares purchased	—	—	—	1	119	789	75	—	—

Total Liabilities	211	278	168	1	119	789	75	1,183	146

NET ASSETS	$290,768	$123,442	$182,818	$13,363	$72,848	$464,080	$284,901	$99,264	$137,895

Shares Owned in each Portfolio	16,122	7,584	13,918	1,651	10,381	16,978	22,754	6,459	7,170

Cost of Investments	$398,964	$102,225	$153,653	$12,153	$67,811	$507,453	$261,031	$96,120	$148,118

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2004 (Unaudited)
(In thousands)

	Emerging	Inflation	Managed	Small-Cap	Money	High Yield	Equity		Aggressive
	Markets	Managed	Bond	Value	Market	Bond	Income	Equity	Equity
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Emerging Markets Portfolio	$40,118
Inflation Managed Portfolio		$111,580
Managed Bond Portfolio			$212,556
Small-Cap Value Portfolio				$20,892
Money Market Portfolio					$304,018
High Yield Bond Portfolio						$68,602
Equity Income Portfolio							$17,673
Equity Portfolio								$46,926
Aggressive Equity Portfolio									$33,337
Receivables:
Due from Pacific Life Insurance Company	140	52	3	205	—	13	—	52	—
Fund shares redeemed	—	—	—	—	243	—	47	—	515

Total Assets	40,258	111,632	212,559	21,097	304,261	68,615	17,720	46,978	33,852

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	243	—	47	—	515
Fund shares purchased	140	52	3	205	—	13	—	52	—

Total Liabilities	140	52	3	205	243	13	47	52	515

NET ASSETS	$40,118	$111,580	$212,556	$20,892	$304,018	$68,602	$17,673	$46,926	$33,337

Shares Owned in each Portfolio	4,073	8,950	19,188	1,504	30,139	10,118	1,610	2,652	3,451

Cost of Investments	$29,272	$106,074	$213,273	$17,740	$304,096	$67,161	$15,482	$49,023	$27,911

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2004 (Unaudited)
(In thousands)

	Large-Cap		Real	Mid-Cap
	Value	Comstock	Estate	Growth	Variable	Variable	Variable	Variable
	Variable	Variable	Variable	Variable	Account	Account	Account	Account
	Account	Account	Account	Account	I	II	III	V

ASSETS
Investments:
Large-Cap Value Portfolio	$129,054
Comstock Portfolio		$20,482
Real Estate Portfolio			$56,618
Mid-Cap Growth Portfolio				$17,999
Brandes International Equity Fund					$44,346
Turner Core Growth Fund						$22,761
Frontier Capital Appreciation Fund							$32,415
Business Opportunity Value Fund								$5,874
Receivables:
Due from Pacific Life Insurance Company	343	—	—	130	167	32	96	19
Fund shares redeemed	—	—	9	—	—	—	—	—

Total Assets	129,397	20,482	56,627	18,129	44,513	22,793	32,511	5,893

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	9	—	—	—	—	—
Fund shares purchased	343	—	—	130	167	32	96	19

Total Liabilities	343	—	9	130	167	32	96	19

NET ASSETS	$129,054	$20,482	$56,618	$17,999	$44,346	$22,761	$32,415	$5,874

Shares Owned in each Portfolio/Fund	10,742	2,196	3,319	2,967	2,814	1,675	1,604	541

Cost of Investments	$113,353	$17,614	$45,959	$16,273	$36,270	$20,903	$27,771	$4,762

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (Unaudited)
(In thousands)

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health		Focused
	Chip	Growth	Research	Duration Bond	Tollkeeper	Services	Sciences	Technology	30
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME Dividends	$—	$—	$—	$265	$—	$—	$—	$—	$—

Net Investment Income	—	—	—	265	—	—	—	—	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(231)	4	1,020	(26)	389	89	136	828	43
Change in net unrealized appreciation (depreciation) on investments	637	361	457	(232)	(320)	(29)	240	(961)	399

Net Gain (Loss) on Investments	406	365	1,477	(258)	69	60	376	(133)	442

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$406	$365	$1,477	$7	$69	$60	$376	($133)	$442

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2004 (Unaudited)
(In thousands)

	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap	Multi-	Main
	LT	Value	Value	Opportunities	Large-Cap	Index	Index	Strategy	Street Core
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—	$—	$—	$—

Net Investment Income	—	—	—	—	—	—	—	—	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(41,264)	899	2,940	(250)	3,149	(1,829)	5,790	(1,077)	(5,103)
Change in net unrealized appreciation (depreciation) on investments	49,590	10,680	(45)	686	(35)	16,501	9,319	2,415	8,867

Net Gain on Investments	8,326	11,579	2,895	436	3,114	14,672	15,109	1,338	3,764

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,326	$11,579	$2,895	$436	$3,114	$14,672	$15,109	$1,338	$3,764

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2004 (Unaudited)
(In thousands)

	Emerging	Inflation	Managed	Small-Cap	Money	High Yield	Equity		Aggressive
	Markets	Managed	Bond	Value	Market	Bond	Income	Equity	Equity
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$—	$2,730	$—	$1,021	$2,460	$—	$—	$—

Net Investment Income	—	—	2,730	—	1,021	2,460	—	—	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	1,505	908	1,174	234	(36)	1,459	180	(5,516)	(2,146)
Change in net unrealized appreciation (depreciation) on investments	(1,697)	1,299	(2,785)	1,440	31	(3,715)	253	6,276	3,964

Net Gain (Loss) on Investments	(192)	2,207	(1,611)	1,674	(5)	(2,256)	433	760	1,818

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($192)	$2,207	$1,119	$1,674	$1,016	$204	$433	$760	$1,818

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2004 (Unaudited)
(In thousands)

	Large-Cap		Real	Mid-Cap
	Value	Comstock	Estate	Growth	Variable	Variable	Variable	Variable
	Variable	Variable	Variable	Variable	Account	Account	Account	Account
	Account	Account	Account	Account	I	II	III	V

INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$7	$1	$—	$—

Net Investment Income	—	—	—	—	7	1	—	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	291	28	679	308	(50)	(360)	4,268	24
Change in net unrealized appreciation (depreciation) on investments	3,595	785	3,044	855	3,355	949	(4,548)	340

Net Gain (Loss) on Investments	3,886	813	3,723	1,163	3,305	589	(280)	364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,886	$813	$3,723	$1,163	$3,312	$590	($280)	$364

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Blue Chip		Aggressive Growth		Diversified Research		Short Duration Bond
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Period		Period		Period		Period
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$94	$—	$—	$—	$123	$265	$244
Net realized gain (loss) from security transactions	(231)	(2,845)	4	(181)	1,020	(284)	(26)	(3)
Change in net unrealized appreciation (depreciation) on investments	637	10,976	361	1,314	457	7,877	(232)	(97)

Net Increase in Net Assets Resulting from Operations	406	8,225	365	1,133	1,477	7,716	7	144

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	6,208	9,540	918	1,451	2,922	4,895	2,214	2,250
Transfers between variable accounts, net	8,403	5,792	1,097	1,136	7,565	20,412	6,107	16,405
Transfers—policy charges and deductions	(2,725)	(4,318)	(410)	(670)	(1,534)	(1,858)	(1,043)	(924)
Transfers—surrenders	(884)	(1,473)	(102)	(134)	(878)	(800)	(432)	(289)
Transfers—other	(272)	(236)	(40)	(123)	(694)	326	(64)	(97)

Net Increase in Net Assets Derived from Policy Transactions	10,730	9,305	1,463	1,660	7,381	22,975	6,782	17,345

NET INCREASE IN NET ASSETS	11,136	17,530	1,828	2,793	8,858	30,691	6,789	17,489

NET ASSETS
Beginning of Period/Year	45,862	28,332	6,148	3,355	43,866	13,175	17,489	—

End of Period/Year	$56,998	$45,862	$7,976	$6,148	$52,724	$43,866	$24,278	$17,489

(1) Operations commenced on May 1, 2003.

(2) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	I-Net Tollkeeper		Financial Services		Health Sciences		Technology
	Variable Account		Variable Account		Variable Account		Variable Account
	Period		Period		Period		Period
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$33	$—	$—	$—	$—
Net realized gain (loss) from security transactions	389	340	89	(80)	136	(400)	828	(705)
Change in net unrealized appreciation (depreciation) on investments	(320)	1,103	(29)	1,087	240	2,278	(961)	2,287

Net Increase (Decrease) in Net Assets Resulting from Operations	69	1,443	60	1,040	376	1,878	(133)	1,582

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	643	850	560	904	910	1,726	1,070	1,017
Transfers between variable accounts, net	231	1,370	567	607	2,250	1,156	628	4,074
Transfers—policy charges and deductions	(302)	(518)	(289)	(470)	(530)	(854)	(468)	(546)
Transfers—surrenders	(70)	(153)	(68)	(90)	(200)	(295)	(114)	(213)
Transfers—other	(36)	(43)	(22)	(22)	(19)	(16)	(47)	(55)

Net Increase in Net Assets Derived from Policy Transactions	466	1,506	748	929	2,411	1,717	1,069	4,277

NET INCREASE IN NET ASSETS	535	2,949	808	1,969	2,787	3,595	936	5,859

NET ASSETS
Beginning of Period/Year	6,084	3,135	5,303	3,334	9,819	6,224	9,046	3,187

End of Period/Year	$6,619	$6,084	$6,111	$5,303	$12,606	$9,819	$9,982	$9,046

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Focused 30		Growth LT		Mid-Cap Value		International Value
	Variable Account		Variable Account		Variable Account		Variable Account
	Period		Period		Period		Period
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$486	$—	$2,660
Net realized gain (loss) from security transactions	43	(269)	(41,264)	(63,914)	899	(860)	2,940	(34,675)
Change in net unrealized appreciation (depreciation) on investments	399	1,512	49,590	138,811	10,680	23,008	(45)	71,700

Net Increase in Net Assets Resulting from Operations	442	1,243	8,326	74,897	11,579	22,634	2,895	39,685

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	541	722	20,614	42,999	7,784	13,018	12,732	22,488
Transfers between variable accounts, net	1,487	1,748	(8,530)	(9,138)	7,527	15,127	(1,082)	4,620
Transfers—policy charges and deductions	(308)	(443)	(12,797)	(26,001)	(4,501)	(7,569)	(6,698)	(12,615)
Transfers—surrenders	(96)	(83)	(10,068)	(15,473)	(2,397)	(3,976)	(6,103)	(11,031)
Transfers—other	(41)	(135)	(774)	(1,631)	(651)	308	(372)	(1,107)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,583	1,809	(11,555)	(9,244)	7,762	16,908	(1,523)	2,355

NET INCREASE (DECREASE) IN NET ASSETS	2,025	3,052	(3,229)	65,653	19,341	39,542	1,372	42,040

NET ASSETS
Beginning of Period/Year	5,276	2,224	293,997	228,344	104,101	64,559	181,446	139,406

End of Period/Year	$7,301	$5,276	$290,768	$293,997	$123,442	$104,101	$182,818	$181,446

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Capital Opportunities		International Large-Cap		Equity Index		Small-Cap Index
	Variable Account		Variable Account		Variable Account		Variable Account
	Period		Period		Period		Period
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$43	$—	$593	$—	$6,064	$—	$362
Net realized gain (loss) from security transactions	(250)	(732)	3,149	8,646	(1,829)	(9,965)	5,790	(995)
Change in net unrealized appreciation (depreciation) on investments	686	3,061	(35)	4,710	16,501	101,994	9,319	21,550

Net Increase in Net Assets Resulting from Operations	436	2,372	3,114	13,949	14,672	98,093	15,109	20,917

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,478	2,473	6,493	9,082	31,146	61,634	7,812	7,063
Transfers between variable accounts, net	1	1,154	4,522	11,542	8,332	10,102	196,761	17,309
Transfers—policy charges and deductions	(714)	(1,182)	(3,172)	(4,641)	(17,027)	(33,099)	(4,729)	(3,579)
Transfers—surrenders	(212)	(406)	(1,468)	(1,774)	(17,850)	(34,081)	(3,432)	(1,580)
Transfers—other	(83)	(53)	(235)	(13)	(1,466)	334	(486)	607

Net Increase in Net Assets Derived from Policy Transactions	470	1,986	6,140	14,196	3,135	4,890	195,926	19,820

NET INCREASE IN NET ASSETS	906	4,358	9,254	28,145	17,807	102,983	211,035	40,737

NET ASSETS
Beginning of Period/Year	12,457	8,099	63,594	35,449	446,273	343,290	73,866	33,129

End of Period/Year	$13,363	$12,457	$72,848	$63,594	$464,080	$446,273	$284,901	$73,866

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Multi-Strategy		Main Street Core		Emerging Markets		Inflation Managed
	Variable Account		Variable Account (1)		Variable Account		Variable Account

	Period		Period		Period		Period
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$1,452	$—	$1,263	$—	$299	$—	$6,206
Net realized gain (loss) from security transactions	(1,077)	(8,358)	(5,103)	(21,020)	1,505	(32)	908	4,474
Change in net unrealized appreciation (depreciation) on investments	2,415	27,600	8,867	49,923	(1,697)	14,225	1,299	(2,326)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,338	20,694	3,764	30,166	(192)	14,492	2,207	8,354

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	5,977	10,932	8,384	16,815	2,270	3,725	6,576	13,510
Transfers between variable accounts, net	1,904	1,350	(2,763)	2,015	3,416	3,117	6,762	(296)
Transfers—policy charges and deductions	(3,547)	(7,240)	(5,444)	(11,246)	(1,470)	(2,308)	(3,960)	(7,257)
Transfers—surrenders	(2,772)	(34,487)	(8,026)	(10,020)	(1,177)	(1,431)	(3,013)	(7,299)
Transfers—other	37	(523)	(299)	(627)	(163)	(240)	(170)	(1,667)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,599	(29,968)	(8,148)	(3,063)	2,876	2,863	6,195	(3,009)

NET INCREASE (DECREASE) IN NET ASSETS	2,937	(9,274)	(4,384)	27,103	2,684	17,355	8,402	5,345

NET ASSETS
Beginning of Period/Year	96,327	105,601	142,279	115,176	37,434	20,079	103,178	97,833

End of Period/Year	$99,264	$96,327	$137,895	$142,279	$40,118	$37,434	$111,580	$103,178

(1) Formerly named Large-Cap Core Variable Account.

(2) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Managed Bond		Small-Cap Value		Money Market		High Yield Bond
	Variable Account		Variable Account (1)		Variable Account		Variable Account

	Period		Period		Period		Period
	Ended	Year Ended	Ended	Period Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,730	$21,103	$—	$92	$1,021	$2,447	$2,460	$4,703
Net realized gain (loss) from security transactions	1,174	5,626	234	49	(36)	(123)	1,459	(2,700)
Change in net unrealized appreciation (depreciation) on investments	(2,785)	(12,882)	1,440	1,712	31	102	(3,715)	9,721

Net Increase in Net Assets Resulting from Operations	1,119	13,847	1,674	1,853	1,016	2,426	204	11,724

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	13,768	28,299	1,567	1,216	128,882	241,275	3,962	7,582
Transfers between variable accounts, net	(1,981)	(5,359)	6,222	9,966	(77,332)	(218,750)	(3,165)	8,147
Transfers—policy charges and deductions	(7,680)	(17,439)	(625)	(471)	(13,280)	(31,670)	(2,408)	(4,858)
Transfers—surrenders	(9,088)	(24,919)	(210)	(195)	(11,571)	(31,683)	(2,554)	(4,005)
Transfers—other	(735)	(9,168)	(59)	(46)	(1,624)	(10,388)	(254)	(628)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,716)	(28,586)	6,895	10,470	25,075	(51,216)	(4,419)	6,238

NET INCREASE (DECREASE) IN NET ASSETS	(4,597)	(14,739)	8,569	12,323	26,091	(48,790)	(4,215)	17,962

NET ASSETS
Beginning of Period/Year	217,153	231,892	12,323	—	277,927	326,717	72,817	54,855

End of Period/Year	$212,556	$217,153	$20,892	$12,323	$304,018	$277,927	$68,602	$72,817

(1) Operations commenced on May 1, 2003.

(2) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Equity Income		Equity		Aggressive Equity		Large-Cap Value
	Variable Account		Variable Account		Variable Account		Variable Account

	Period		Period		Period		Period
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$152	$—	$170	$—	$161	$—	$1,107
Net realized gain (loss) from security transactions	180	(85)	(5,516)	(11,798)	(2,146)	(7,241)	291	(7,306)
Change in net unrealized appreciation on investments	253	2,485	6,276	21,417	3,964	16,161	3,595	30,393

Net Increase in Net Assets Resulting from Operations	433	2,552	760	9,789	1,818	9,081	3,886	24,194

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,207	3,738	3,268	9,290	2,866	6,016	10,283	16,843
Transfers between variable accounts, net	3,436	2,550	(2,549)	(2,904)	(3,270)	496	14,880	12,586
Transfers—policy charges and deductions	(621)	(997)	(2,079)	(4,529)	(1,596)	(3,278)	(5,349)	(8,549)
Transfers—surrenders	(307)	(258)	(2,311)	(1,881)	(2,392)	(2,149)	(2,266)	(2,734)
Transfers—other	(18)	(179)	(240)	226	(63)	452	(327)	(339)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,697	4,854	(3,911)	202	(4,455)	1,537	17,221	17,807

NET INCREASE (DECREASE) IN NET ASSETS	4,130	7,406	(3,151)	9,991	(2,637)	10,618	21,107	42,001

NET ASSETS
Beginning of Period/Year	13,543	6,137	50,077	40,086	35,974	25,356	107,947	65,946

End of Period/Year	$17,673	$13,543	$46,926	$50,077	$33,337	$35,974	$129,054	$107,947

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Comstock		Real Estate		Mid-Cap Growth
	Variable Account (1)		Variable Account		Variable Account		Variable Account I

	Period		Period		Period		Period
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$93	$—	$2,064	$—	$—	$7	$359
Net realized gain (loss) from security transactions	28	(130)	679	1,100	308	909	(50)	(1,190)
Change in net unrealized appreciation on investments	785	2,873	3,044	9,557	855	1,629	3,355	12,835

Net Increase in Net Assets Resulting from Operations	813	2,836	3,723	12,721	1,163	2,538	3,312	12,004

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,807	2,111	3,899	6,061	1,685	2,106	1,651	4,406
Transfers between variable accounts, net	3,614	8,464	4,388	2,933	2,592	4,094	1,274	2,697
Transfers—policy charges and deductions	(863)	(1,024)	(2,123)	(3,684)	(771)	(1,176)	(1,164)	(1,828)
Transfers—surrenders	(528)	(390)	(1,332)	(2,282)	(432)	(196)	(333)	(984)
Transfers—other	(104)	(76)	(164)	(12)	(51)	(18)	(73)	(122)

Net Increase in Net Assets Derived from Policy Transactions	3,926	9,085	4,668	3,016	3,023	4,810	1,355	4,169

NET INCREASE IN NET ASSETS	4,739	11,921	8,391	15,737	4,186	7,348	4,667	16,173

NET ASSETS
Beginning of Period/Year	15,743	3,822	48,227	32,490	13,813	6,465	39,679	23,506

End of Period/Year	$20,482	$15,743	$56,618	$48,227	$17,999	$13,813	$44,346	$39,679

(1) Formerly named Strategic Value Variable Account.

(2) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Account II		Variable Account III		Variable Account V

	Period		Period		Period
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1	$38	$—	$—	$—	$28
Net realized gain (loss) from security transactions	(360)	(2,359)	4,268	(933)	24	(83)
Change in net unrealized appreciation (depreciation) on investments	949	6,460	(4,548)	12,659	340	998

Net Increase (Decrease) in Net Assets Resulting from Operations	590	4,139	(280)	11,726	364	943

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,001	2,618	1,573	4,561	350	630
Transfers between variable accounts, net	2,562	3,819	(5,717)	9,073	641	1,635
Transfers—policy charges and deductions	(789)	(1,131)	(1,138)	(1,812)	(151)	(223)
Transfers—surrenders	(232)	(662)	(493)	(1,251)	(14)	(39)
Transfers—other	(42)	(6)	(589)	(70)	—	8

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,500	4,638	(6,364)	10,501	826	2,011

NET INCREASE (DECREASE) IN NET ASSETS	3,090	8,777	(6,644)	22,227	1,190	2,954

NET ASSETS
Beginning of Period/Year	19,671	10,894	39,059	16,832	4,684	1,730

End of Period/Year	$22,761	$19,671	$32,415	$39,059	$5,874	$4,684

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS

     Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each period or year ended are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts.

				Ratios of
	AUV	Number	Total	Investment
For the	at	of	Net	Income to
Period or	End of	Units	Assets	Average	Total
Year Ended	Period/Year	Outstanding	(in $000's)	Net Assets (1)	Returns (2)

Blue Chip
01/01/2004 – 06/30/2004 (Unaudited)	$7.25	7,857,647	$56,998	0.00%	0.78%
2003	7.20	6,371,597	45,862	0.27%	25.36%
2002	5.74	4,934,487	28,332	0.14%	(25.94%)
01/04/2001 – 12/31/2001 (3)	7.75	2,811,771	21,799	0.12%	(21.39%)

Aggressive Growth
01/01/2004 – 06/30/2004 (Unaudited)	$8.33	956,943	$7,976	0.00%	5.62%
2003	7.89	779,123	6,148	0.00%	26.66%
2002	6.23	538,452	3,355	0.00%	(22.32%)
01/04/2001 – 12/31/2001 (3)	8.02	687,433	5,514	0.00%	(18.82%)

Diversified Research
01/01/2004 – 06/30/2004 (Unaudited)	$11.60	4,546,291	$52,724	0.00%	4.19%
2003	11.13	3,940,814	43,866	0.48%	32.63%
2002	8.39	1,569,725	13,175	0.29%	(24.19%)
2001 (3)	11.07	1,981,854	21,942	0.27%	(2.05%)

Short Duration Bond
01/01/2004 – 06/30/2004 (Unaudited)	$10.12	2,399,230	$24,278	2.50%	0.23%
05/01/2003 – 12/31/2003	10.10	1,732,267	17,489	2.67%	0.96%

I-Net Tollkeeper
01/01/2004 – 06/30/2004 (Unaudited)	$3.98	1,665,080	$6,619	0.00%	0.84%
2003	3.94	1,543,338	6,084	0.00%	43.22%
2002	2.75	1,139,068	3,135	0.00%	(38.62%)
2001 (3)	4.48	904,785	4,057	0.00%	(32.93%)

Financial Services
01/01/2004 – 06/30/2004 (Unaudited)	$10.27	594,815	$6,111	0.00%	1.62%
2003	10.11	524,534	5,303	0.83%	29.00%
2002	7.84	425,502	3,334	0.27%	(14.59%)
01/04/2001 – 12/31/2001 (3)	9.17	292,594	2,685	0.49%	(7.97%)

Health Sciences
01/01/2004 – 06/30/2004 (Unaudited)	$10.17	1,239,090	$12,606	0.00%	3.97%
2003	9.79	1,003,438	9,819	0.00%	27.82%
2002	7.66	812,945	6,224	0.00%	(23.30%)
01/04/2001 – 12/31/2001 (3)	9.98	598,921	5,978	0.00%	1.04%

Technology
01/01/2004 – 06/30/2004 (Unaudited)	$4.74	2,106,036	$9,982	0.00%	(0.33%)
2003	4.76	1,902,193	9,046	0.00%	42.58%
2002	3.34	955,613	3,187	0.00%	(46.34%)
01/05/2001 – 12/31/2001 (3)	6.22	627,943	3,903	0.00%	(36.41%)

Focused 30
01/01/2004 – 06/30/2004 (Unaudited)	$7.73	944,709	$7,301	0.00%	7.53%
2003	7.19	734,167	5,276	0.00%	42.26%
2002	5.05	440,228	2,224	0.17%	(29.41%)
2001 (3)	7.16	264,148	1,890	0.07%	(13.24%)

Growth LT
01/01/2004 – 06/30/2004 (Unaudited)	$34.30	8,476,028	$290,768	0.00%	2.92%
2003	33.33	8,820,098	293,997	0.00%	33.98%
2002	24.88	9,178,024	228,344	0.99%	(28.97%)
2001 (3)	35.03	9,878,677	346,022	17.28%	(28.84%)

Mid-Cap Value
01/01/2004 – 06/30/2004 (Unaudited)	$17.98	6,865,475	$123,442	0.00%	11.23%
2003	16.16	6,439,885	104,101	0.59%	29.10%
2002	12.52	5,156,119	64,559	6.60%	(14.46%)
2001 (3)	14.64	4,920,202	72,018	3.58%	13.93%

International Value
01/01/2004 – 06/30/2004 (Unaudited)	$20.79	8,791,992	$182,818	0.00%	1.69%
2003	20.45	8,873,873	181,446	1.78%	27.71%
2002	16.01	8,707,275	139,406	0.96%	(13.91%)
2001 (3)	18.60	9,153,924	170,229	2.73%	(22.30%)

Capital Opportunities
01/01/2004 – 06/30/2004 (Unaudited)	$7.51	1,780,483	$13,363	0.00%	3.64%
2003	7.24	1,720,188	12,457	0.45%	27.13%
2002	5.70	1,421,819	8,099	0.19%	(26.78%)
01/12/2001 – 12/31/2001 (3)	7.78	1,093,055	8,503	0.21%	(21.52%)

International Large-Cap
01/01/2004 – 06/30/2004 (Unaudited)	$7.23	10,081,687	$72,848	0.00%	4.81%
2003	6.89	9,224,647	63,594	1.31%	30.52%
2002	5.28	6,711,211	35,449	0.95%	(17.63%)
2001 (3)	6.41	5,031,727	32,264	0.84%	(18.63%)

Equity Index
01/01/2004 – 06/30/2004 (Unaudited)	$41.77	11,109,339	$464,080	0.00%	3.31%
2003	40.43	11,037,075	446,273	1.59%	28.29%
2002	31.52	10,892,323	343,290	9.46%	(22.34%)
2001 (3)	40.58	10,509,402	426,521	1.46%	(11.18%)

Small-Cap Index
01/01/2004 – 06/30/2004 (Unaudited)	$14.17	20,102,410	$284,901	0.00%	6.57%
2003	13.30	5,554,119	73,866	0.71%	46.53%
2002	9.08	3,649,989	33,129	0.82%	(21.19%)
2001 (3)	11.52	3,111,792	35,837	9.13%	2.78%

Multi-Strategy
01/01/2004 – 06/30/2004 (Unaudited)	$39.81	2,493,404	$99,264	0.00%	1.39%
2003	39.26	2,453,312	96,327	1.47%	23.28%
2002	31.85	3,315,491	105,601	3.09%	(13.06%)
2001 (3)	36.64	4,275,164	156,631	2.68%	(0.79%)

Main Street Core (4)
01/01/2004 – 06/30/2004 (Unaudited)	$40.64	3,393,447	$137,895	0.00%	2.64%
2003	39.59	3,593,636	142,279	1.03%	26.96%
2002	31.19	3,693,237	115,176	0.70%	(28.40%)
2001 (3)	43.56	4,485,299	195,359	1.88%	(7.87%)

See Notes to Financial Statements	See explanation of references on G-2

G-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	AUV	Number	Total	Investment
For the	at	of	Net	Income to
Period or	End of	Units	Assets	Average	Total
Year Ended	Period/Year	Outstanding	(in $000's)	Net Assets (1)	Returns (2)

Emerging Markets
01/01/2004 – 06/30/2004 (Unaudited)	$10.35	3,875,686	$40,118	0.00%	(0.53%)
2003	10.41	3,597,135	37,434	1.20%	68.42%
2002	6.18	3,249,820	20,079	0.48%	(3.07%)
2001 (3)	6.37	3,266,714	20,822	0.16%	(9.32%)

Inflation Managed (5)
01/01/2004 – 06/30/2004 (Unaudited)	$34.61	3,223,759	$111,580	0.00%	2.04%
2003	33.92	3,041,925	103,178	6.09%	8.24%
2002	31.34	3,122,159	97,833	2.28%	15.45%
2001 (3)	27.14	1,561,993	42,395	3.63%	4.28%

Managed Bond
01/01/2004 – 06/30/2004 (Unaudited)	$34.57	6,148,774	$212,556	2.53%	0.52%
2003	34.39	6,314,379	217,153	9.40%	6.24%
2002	32.37	7,163,388	231,892	5.42%	10.93%
2001 (3)	29.18	7,087,634	206,826	5.14%	6.65%

Small-Cap Value
01/01/2004 – 06/30/2004 (Unaudited)	$14.00	1,492,468	$20,892	0.00%	10.29%
05/01/2003 -12/31/2003	12.69	970,884	12,323	1.76%	26.93%

Money Market
01/01/2004 – 06/30/2004 (Unaudited)	$20.07	15,144,949	$304,018	0.69%	0.34%
2003	20.01	13,892,825	277,927	0.80%	0.79%
2002	19.85	16,460,385	326,717	1.43%	1.42%
2001 (3)	19.57	11,632,924	227,674	3.70%	3.85%

High Yield Bond
01/01/2004 – 06/30/2004 (Unaudited)	$31.84	2,154,787	$68,602	7.19%	0.14%
2003	31.79	2,290,346	72,817	7.37%	20.29%
2002	26.43	2,075,480	54,855	8.67%	(3.00%)
2001 (3)	27.25	1,987,170	54,147	9.89%	1.17%

Equity Income
01/01/2004 – 06/30/2004 (Unaudited)	$11.20	1,578,453	$17,673	0.00%	2.59%
2003	10.91	1,240,969	13,543	1.59%	26.24%
01/02/2002 – 12/31/2002	8.65	709,867	6,137	1.71%	(13.55%)

Equity
01/01/2004 – 06/30/2004 (Unaudited)	$11.26	4,168,234	$46,926	0.00%	1.62%
2003	11.08	4,520,255	50,077	0.38%	24.33%
2002	8.91	4,498,857	40,086	0.40%	(26.51%)
2001 (3)	12.12	4,379,878	53,102	6.78%	(20.84%)

Aggressive Equity
01/01/2004 – 06/30/2004 (Unaudited)	$11.23	2,968,929	$33,337	0.00%	6.08%
2003	10.59	3,398,472	35,974	0.53%	33.14%
2002	7.95	3,189,278	25,356	0.00%	(25.09%)
2001 (3)	10.61	2,892,614	30,701	0.00%	(16.90%)

Large-Cap Value
01/01/2004 – 06/30/2004 (Unaudited)	$12.63	10,214,500	$129,054	0.00%	3.40%
2003	12.22	8,834,486	107,947	1.31%	31.24%
2002	9.31	7,083,069	65,946	1.05%	(22.96%)
2001 (3)	12.08	6,199,163	74,915	3.85%	(3.04%)

Comstock (6)
01/01/2004 – 06/30/2004 (Unaudited)	$9.44	2,170,178	$20,482	0.00%	4.68%
2003	9.02	1,746,197	15,743	1.03%	31.38%
2002	6.86	556,955	3,822	0.10%	(22.15%)
2001 (3)	8.82	373,489	3,292	0.43%	(9.20%)

Real Estate (7)
01/01/2004 – 06/30/2004 (Unaudited)	$21.23	2,666,585	$56,618	0.00%	7.59%
2003	19.74	2,443,728	48,227	5.29%	37.52%
2002	14.35	2,264,017	32,490	5.71%	(0.32%)
2001 (3)	14.40	1,471,261	21,181	4.06%	8.79%

Mid-Cap Growth
01/01/2004 – 06/30/2004 (Unaudited)	$5.92	3,040,372	$17,999	0.00%	8.18%
2003	5.47	2,524,178	13,813	0.00%	30.39%
2002	4.20	1,540,456	6,465	0.00%	(47.03%)
01/04/2001 – 12/31/2001 (3)	7.92	750,712	5,948	0.00%	(19.83%)

I
01/01/2004 – 06/30/2004 (Unaudited)	$21.74	2,039,683	$44,346	0.03%	8.26%
2003	20.08	1,975,752	39,679	1.27%	47.43%
2002	13.62	1,725,503	23,506	4.65%	(15.30%)
2001 (3)	16.08	1,503,806	24,187	5.27%	(12.77%)

II
01/01/2004 – 06/30/2004 (Unaudited)	$17.03	1,336,550	$22,761	0.01%	3.04%
2003	16.53	1,190,189	19,671	0.28%	34.58%
2002	12.28	887,140	10,894	0.27%	(26.52%)
2001 (3)	16.71	679,453	11,356	0.11%	(22.46%)

III
01/01/2004 – 06/30/2004 (Unaudited)	$23.83	1,360,549	$32,415	0.00%	2.48%
2003	23.25	1,680,154	39,059	0.00%	55.89%
2002	14.91	1,128,715	16,832	0.00%	(25.28%)
2001 (3)	19.96	999,083	19,940	0.84%	(0.36%)

V
01/01/2004 – 06/30/2004 (Unaudited)	$11.48	511,663	$5,874	0.00%	7.53%
2003	10.68	438,776	4,684	0.91%	29.65%
02/06/2002 – 12/31/2002	8.23	210,060	1,730	1.22%	(17.66%)

(1)	The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Total returns were calculated through 12/28/2001, the last business day of the fiscal year for the Separate Account.

(4)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account. Prior to 01/01/2002, the Variable Account was named Equity Income Variable Account.

(5)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.

(6)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(7)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

See Notes to Financial Statements

G-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2004 is comprised of thirty-five subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Focused 30, Growth LT, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account V. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds. The assets in each of the first thirty-one Variable Accounts invest in shares of the corresponding portfolios of Pacific Select Fund and the assets in each of the last four Variable Accounts (I, II, III, and V) invest in shares of the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Business Opportunity Value Funds, respectively, which are all portfolios of M Fund, Inc. (collectively, the “Funds”). Each portfolio/fund pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

     On June 30, 2003, the net assets of the Clifton Enhanced U.S. Equity Fund, the underlying fund for the Variable Account IV, were liquidated. A total of 300,804 outstanding accumulation units (valued at $3,933,147) of the Variable Account IV at the end of that date were transferred to the Money Market Variable Account.

     The net assets of the Pacific Select Fund’s Research, Global Growth, Telecommunications, and Small-Cap Equity Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Research, Global Growth, Telecommunications, and Small-Cap Equity Variable Accounts, were transferred to the Pacific Select Fund’s Diversified Research, International Large-Cap, Technology, and Small-Cap Index Portfolios (the “Surviving Portfolios”), respectively, in exchange for shares of the respective Surviving Portfolios (the “Reorganization”). The Reorganization took place on December 31, 2003 for all these Portfolios/Variable Accounts, except for the Reorganization between the Small-Cap Equity Portfolio/Variable Account and the Small-Cap Index Portfolio/Variable Account, which took place on April 30, 2004. In connection with the Reorganization, a total of 313,082 outstanding accumulation units (valued at $3,023,558) of the Research Variable Account were exchanged for 271,631 accumulation units with equal value of the Diversified Research Variable Account; a total of 349,550 outstanding accumulation units (valued at $3,061,086) of the Global Growth Variable Account were exchanged for 444,029 accumulation units with equal value of the International Large-Cap Variable Account; a total of 529,844 outstanding accumulation units (valued at $1,849,527) of the Telecommunications Variable Account were exchanged for 388,931 accumulation units with equal value of the Technology Variable Account; and a total of 4,624,693 outstanding accumulation units (valued at $209,557,928) of the Small-Cap Equity Variable Account were exchanged for 15,637,302 accumulation units with equal value of the Small-Cap Index Variable account.

     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

     The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     A. Valuation of Investments

     Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios/funds. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

     B. Security Transactions and Investment Income

     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

     C. Federal Income Taxes

     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

2. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUNDS’ SHARES

     The cost of investments in the Funds’ shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account’s investments in the Funds as of June 30, 2004, were as follows (amounts in thousands):

		Variable Accounts
					Short
		Blue	Aggressive	Diversified	Duration	I-Net	Financial	Health
		Chip	Growth	Research	Bond	Tollkeeper	Services	Sciences

Total cost of investments at beginning of period		$43,925	$5,448	$38,928	$17,586	$5,381	$4,596	$8,524
Add:	Total net proceeds from policy transactions	11,667	2,049	21,465	9,147	2,235	1,679	3,878
	Reinvested distributions from the Funds	—	—	—	265	—	—	—

	Sub-Total	55,592	7,497	60,393	26,998	7,616	6,275	12,402
Less:	Cost of investments disposed during the period	1,168	583	13,063	2,392	1,380	842	1,332

Total cost of investments at end of period		54,424	6,914	47,330	24,606	6,236	5,433	11,070
Add:	Unrealized appreciation (depreciation)	2,574	1,062	5,394	(328)	383	678	1,536

Total market value of investments at end of period		$56,998	$7,976	$52,724	$24,278	$6,619	$6,111	$12,606

						Inter-		Inter-
		Tech-	Focused	Growth	Mid-Cap	national	Capital	national
		nology	30	LT	Value	Value	Opportunities	Large-Cap

Total cost of investments at beginning of period		$7,955	$4,372	$451,787	$93,564	$152,235	$11,933	$58,522
Add:	Total net proceeds from policy transactions	4,459	2,120	12,064	20,849	24,770	1,798	24,737
	Reinvested distributions from the Funds	—	—	—	—	—	—	—

	Sub-Total	12,414	6,492	463,851	114,413	177,005	13,731	83,259
Less:	Cost of investments disposed during the period	2,562	495	64,887	12,188	23,352	1,578	15,448

Total cost of investments at end of period		9,852	5,997	398,964	102,225	153,653	12,153	67,811
Add:	Unrealized appreciation (depreciation)	130	1,304	(108,196)	21,217	29,165	1,210	5,037

Total market value of investments at end of period		$9,982	$7,301	$290,768	$123,442	$182,818	$13,363	$72,848

					Main
		Equity	Small-Cap	Multi-	Street	Emerging	Inflation	Managed
		Index	Index	Strategy	Core	Markets	Managed	Bond

Total cost of investments at beginning of period		$506,146	$59,314	$95,597	$161,369	$24,892	$98,971	$215,085
Add:	Total net proceeds from policy transactions	30,083	230,715	13,210	4,367	7,137	13,394	9,594
	Reinvested distributions from the Funds	—	—	—	—	—	—	2,730

	Sub-Total	536,229	290,029	108,807	165,736	32,029	112,365	227,409
Less:	Cost of investments disposed during the period	28,776	28,998	12,687	17,618	2,757	6,291	14,136

Total cost of investments at end of period		507,453	261,031	96,120	148,118	29,272	106,074	213,273
Add:	Unrealized appreciation (depreciation)	(43,373)	23,870	3,144	(10,223)	10,846	5,506	(717)

Total market value of investments at end of period		$464,080	$284,901	$99,264	$137,895	$40,118	$111,580	$212,556

				High				Large-
		Small-Cap	Money	Yield	Equity		Aggressive	Cap
		Value	Market	Bond	Income	Equity	Equity	Value

Total cost of investments at beginning of period		$10,611	$278,036	$67,662	$11,605	$58,450	$34,511	$95,841
Add:	Total net proceeds from policy transactions	7,923	167,643	16,958	4,795	5,815	5,173	22,235
	Reinvested distributions from the Funds	—	1,021	2,460	—	—	—	—

	Sub-Total	18,534	446,700	87,080	16,400	64,265	39,684	118,076
Less:	Cost of investments disposed during the period	794	142,604	19,919	918	15,242	11,773	4,723

Total cost of investments at end of period		17,740	304,096	67,161	15,482	49,023	27,911	113,353
Add:	Unrealized appreciation (depreciation)	3,152	(78)	1,441	2,191	(2,097)	5,426	15,701

Total market value of investments at end of period		$20,892	$304,018	$68,602	$17,673	$46,926	$33,337	$129,054

			Real	Mid-Cap
		Comstock	Estate	Growth	I	II	III	V

Total cost of investments at beginning of period		$13,661	$40,612	$12,942	$34,958	$18,762	$29,867	$3,913
Add:	Total net proceeds from policy transactions	4,683	7,701	5,298	3,632	3,558	12,585	1,016
	Reinvested distributions from the Funds	—	—	—	7	1	—	—

	Sub-Total	18,344	48,313	18,240	38,597	22,321	42,452	4,929
Less:	Cost of investments disposed during the period	730	2,354	1,967	2,327	1,418	14,681	167

Total cost of investments at end of period		17,614	45,959	16,273	36,270	20,903	27,771	4,762
Add:	Unrealized appreciation	2,868	10,659	1,726	8,076	1,858	4,644	1,112

Total market value of investments at end of period		$20,482	$56,618	$17,999	$44,346	$22,761	$32,415	$5,874

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

3. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

     Transactions in Separate Account units for the period ended June 30, 2004, were as follows (units in thousands):

	Variable Accounts
				Short
	Blue	Aggressive	Diversified	Duration	I-Net	Financial	Health
	Chip	Growth	Research	Bond	Tollkeeper	Services	Sciences

Total units outstanding at beginning of period	6,372	779	3,941	1,732	1,543	525	1,003
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	857	113	254	218	164	54	90
(b) Transfers between variable accounts, net	1,165	133	624	600	60	54	220
(c) Transfers—policy charges and deductions	(376)	(50)	(134)	(103)	(77)	(28)	(52)
(d) Transfers—surrenders	(123)	(12)	(75)	(43)	(18)	(7)	(20)
(e) Transfers—other	(37)	(6)	(64)	(5)	(7)	(3)	(2)

Sub-Total	1,486	178	605	667	122	70	236

Total units outstanding at end of period	7,858	957	4,546	2,399	1,665	595	1,239

					Inter-		Inter-
	Tech-	Focused	Growth	Mid-Cap	national	Capital	national
	nology	30	LT	Value	Value	Opportunities	Large-Cap

Total units outstanding at beginning of period	1,902	734	8,820	6,440	8,874	1,720	9,225
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	223	73	606	455	611	200	913
(b) Transfers between variable accounts, net	113	199	(255)	411	(61)	(1)	639
(c) Transfers—policy charges and deductions	(98)	(42)	(377)	(263)	(322)	(97)	(446)
(d) Transfers—surrenders	(24)	(13)	(296)	(140)	(293)	(29)	(206)
(e) Transfers—other	(10)	(6)	(22)	(38)	(17)	(13)	(43)

Sub-Total	204	211	(344)	425	(82)	60	857

Total units outstanding at end of period	2,106	945	8,476	6,865	8,792	1,780	10,082

				Main
	Equity	Small-Cap	Multi-	Street	Emerging	Inflation	Managed
	Index	Index	Strategy	Core	Markets	Managed	Bond

Total units outstanding at beginning of period	11,037	5,554	2,453	3,594	3,597	3,042	6,314
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	757	571	150	208	216	191	396
(b) Transfers between variable accounts, net	201	14,610	48	(69)	330	198	(61)
(c) Transfers—policy charges and deductions	(414)	(347)	(89)	(135)	(140)	(115)	(221)
(d) Transfers—surrenders	(434)	(251)	(70)	(198)	(112)	(87)	(261)
(e) Transfers—other	(38)	(35)	1	(7)	(15)	(5)	(18)

Sub-Total	72	14,548	40	(201)	279	182	(165)

Total units outstanding at end of period	11,109	20,102	2,493	3,393	3,876	3,224	6,149

			High				Large-
	Small-Cap	Money	Yield	Equity		Aggressive	Cap
	Value	Market	Bond	Income	Equity	Equity	Value

Total units outstanding at beginning of period	971	13,893	2,290	1,241	4,520	3,398	8,834
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	119	6,432	124	109	290	263	820
(b) Transfers between variable accounts, net	471	(3,859)	(98)	314	(229)	(321)	1,196
(c) Transfers—policy charges and deductions	(47)	(663)	(75)	(56)	(185)	(146)	(427)
(d) Transfers—surrenders	(16)	(577)	(79)	(28)	(205)	(220)	(181)
(e) Transfers—other	(6)	(81)	(7)	(2)	(23)	(5)	(27)

Sub-Total	521	1,252	(135)	337	(352)	(429)	1,381

Total units outstanding at end of period	1,492	15,145	2,155	1,578	4,168	2,969	10,215

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Variable Accounts
		Real	Mid-Cap
	Comstock	Estate	Growth	I	II	III	V

Total units outstanding at beginning of period	1,746	2,444	2,524	1,976	1,190	1,680	439
Increase (decrease) in units resulting from policy transactions:
(a) Transfer of net premiums	195	191	294	78	60	67	31
(b) Transfers between variable accounts, net	390	210	441	61	151	(292)	56
(c) Transfers—policy charges and deductions	(93)	(104)	(135)	(55)	(47)	(48)	(13)
(d) Transfers—surrenders	(56)	(65)	(75)	(16)	(14)	(21)	(1)
(e) Transfers—other	(12)	(9)	(9)	(4)	(3)	(25)	—

Sub-Total	424	223	516	64	147	(319)	73

Total units outstanding at end of period	2,170	2,667	3,040	2,040	1,337	1,361	512

4. CHARGES AND EXPENSES

     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state, local and Federal tax charges before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

5. DIVIDENDS

     During the six-month period ended June 30, 2004, the Funds declared dividends for Short Duration Bond, Managed Bond, Money Market, High Yield Bond, Brandes International Equity, and Turner Core Growth Portfolios/Funds. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios/funds.

6. RELATED PARTY AGREEMENT

     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

Semi-Annual Report
as of June 30, 2004

•	Pacific Select Fund
•	Pacific Select Exec Separate Account of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No. 15-17794-14